Other income, gains or loss - net - Government grants and tax rebates (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income Gains Or Losses [Line items]
Government grants	¥ 23,922	¥ 27,421	¥ 28,871
Tax rebates	17,532	30,592	22,209
Government grants and tax rebates (Note a)	41,454	58,013	51,080
Technology development incentives
Other Income Gains Or Losses [Line items]
Government grants	12,906	10,493	14,391
Operation subsidies
Other Income Gains Or Losses [Line items]
Government grants	¥ 11,016	¥ 16,928	¥ 14,480